Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 793,225	[1]	$ 1,261,204		$ 882,807
Provision for loan losses	575,720		1,011,880		1,405,807
Charge-offs	(693,711)		(1,249,356)
Balance at end of period	815,308		793,225	[1]	1,261,204
Westernbank Puerto Rico [Member] | Acquired Loans In An F D I C Assisted Transaction [Member] | Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	0
Provision for loan losses	89,802
Charge-offs	(6,325)
Balance at end of period	$ 83,477

[1]	At December 31, 2010, there was no allowance for loan losses on the covered loan portfolio